2022 Equity Incentive Plan (Details)				6 Months Ended
	Jun. 12, 2023 shares	May 17, 2023 shares	Feb. 02, 2023 USD ($) $ / shares shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€)
2022 Equity Incentive Plan (Details) [Line Items]
Shares authorised				350,000,001	350,000,001
Granted option exercise price				100.00%	100.00%
Percentage of fair market value				10.00%	10.00%
Exercisable years				10 years	10 years
Granted year				5 years	5 years
Granted shares	65,000	40,000		105,000	105,000
Awards shares				€ 6,024,244	$ 100,000
Awards per share | $ / shares			$ 2		$ 2.5
General and administrative expense				€ 1,631,787	$ 100,000	€ 192,376
Granted options to purchase			250,000
Shares option to purchase | $			$ 50,000
Valuation totaling | $					595,000
Other general and administrative expense | $					$ 96,850
Expected dividend yield				0.00%	0.00%
Class B Ordinary Share [Member]
2022 Equity Incentive Plan (Details) [Line Items]
Shares authorised				2,000,000	2,000,000
Top of Range [Member]
2022 Equity Incentive Plan (Details) [Line Items]
Percentage of fair market value				110.00%	110.00%
Bottom of Range [Member]
2022 Equity Incentive Plan (Details) [Line Items]
Percentage of fair market value				10.00%	10.00%